United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: December 31, 2012

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		J. Russell King
Title:		President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
J. Russell King			Livonia, Michigan	January 24, 2012

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		62

Form 13F Information Table Value Total:		$119,222,140.33





                                Class	        	Current         SH/	PUT/	INVSTMT	OTHER	  VOTING AUTHORITY
Description                     Title	Symbol 		X 1000	Shares	PRN	CALL	DSCRETN	MANAGERS SOLE	SHARED	NONE
Berkshire Hathaway Cl B        	COM	BRKB           	15065	167950	0	0	SOLE	0	167950	0	0
Ford Motor Company             	COM	F              	6344	489855	0	0	SOLE	0	489855	0	0
Redwood Trust, Inc             	COM	RWT            	5403	319890	0	0	SOLE	0	319890	0	0
Gannett Co.                    	COM	GCI            	4677	259700	0	0	SOLE	0	259700	0	0
Partnerre Ltd                  	COM	PRE            	4169	51797	0	0	SOLE	0	51797	0	0
Chicos Fas Inc                 	COM	CHS            	4077	220850	0	0	SOLE	0	220850	0	0
Pfizer Incorporated            	COM	PFE            	4048	161421	0	0	SOLE	0	161421	0	0
Southwest Airlines Co          	COM	LUV            	3358	327924	0	0	SOLE	0	327924	0	0
Whirlpool Corp                 	COM	WHR            	3342	32850	0	0	SOLE	0	32850	0	0
Microsoft Corp                 	COM	MSFT           	3273	122544	0	0	SOLE	0	122544	0	0
Intl Business Machines Corp.   	COM	IBM            	3178	16590	0	0	SOLE	0	16590	0	0
Vodafone Group New Adr         	COM	VOD            	3136	124476	0	0	SOLE	0	124476	0	0
Marathon Pete Corp             	COM	MPC            	3119	49505	0	0	SOLE	0	49505	0	0
Intel Corp                     	COM	INTC           	3076	149195	0	0	SOLE	0	149195	0	0
Marathon Oil Corporation       	COM	MRO            	3066	100015	0	0	SOLE	0	100015	0	0
Telefonica Spon ADR            	COM	TEF            	2636	195404	0	0	SOLE	0	195404	0	0
Proshs Ultrashort Lehman       	COM	TBT            	2634	41511	0	0	SOLE	0	41511	0	0
U S G Corporation New          	COM	USG            	2291	81600	0	0	SOLE	0	81600	0	0
General Electric Company       	COM	GE             	2191	104370	0	0	SOLE	0	104370	0	0
Auto Data Processing           	COM	ADP            	2120	37235	0	0	SOLE	0	37235	0	0
Sanofi Aventis Adr             	COM	SNY            	2108	44490	0	0	SOLE	0	44490	0	0
Apache Corp                    	COM	APA            	2053	26148	0	0	SOLE	0	26148	0	0
Sprint Nextel Corporation      	COM	S              	1973	348000	0	0	SOLE	0	348000	0	0
Merck & Co Inc New             	COM	MRK            	1969	48100	0	0	SOLE	0	48100	0	0
Vanguard Emerging Market       	COM	VWO            	1897	42606	0	0	SOLE	0	42606	0	0
Johnson & Johnson              	COM	JNJ            	1768	25220	0	0	SOLE	0	25220	0	0
Home Depot Inc                 	COM	HD             	1745	28221	0	0	SOLE	0	28221	0	0
Schw Intl Eq Etf               	COM	SCHF           	1721	63465	0	0	SOLE	0	63465	0	0
J P Morgan Chase & Co.         	COM	JPM            	1711	38906	0	0	SOLE	0	38906	0	0
Dell, Inc.                     	COM	DELL           	1621	159900	0	0	SOLE	0	159900	0	0
A T & T Inc. New               	COM	T              	1568	46523	0	0	SOLE	0	46523	0	0
Unumprovident Corp             	COM	UNM            	1538	73850	0	0	SOLE	0	73850	0	0
Bp P.L.C.                      	COM	BP             	1358	32616	0	0	SOLE	0	32616	0	0
WT Emerging Mkt Local Debt     	COM	ELD            	1176	21990	0	0	SOLE	0	21990	0	0
Morgan Stanley                	COM	MS             	1168	61114	0	0	SOLE	0	61114	0	0
Exxon Mobil Corporation        	COM	XOM            	851	9832	0	0	SOLE	0	9832	0	0
Ishares Msci Singapore         	COM	EWS            	704	51420	0	0	SOLE	0	51420	0	0
Proshares Tr Ultra Finl        	COM	UYG            	538	7940	0	0	SOLE	0	7940	0	0
Philip Morris Intl Inc         	COM	PM             	495	5916	0	0	SOLE	0	5916	0	0
BHP Billiton Ltd ADR           	COM	BHP            	492	6275	0	0	SOLE	0	6275	0	0
Hewlett-Packard Company        	COM	HPQ            	468	32862	0	0	SOLE	0	32862	0	0
WT Emerging Small Cap Div Fund 	COM	DGS            	468	9470	0	0	SOLE	0	9470	0	0
Omnicom Group Inc              	COM	OMC            	465	9300	0	0	SOLE	0	9300	0	0
Unitedhealth Group Inc         	COM	UNH            	430	7920	0	0	SOLE	0	7920	0	0
WT India Earnings              	COM	EPI            	398	20530	0	0	SOLE	0	20530	0	0
Lab Cp Of Amer Hldg New        	COM	LH             	397	4580	0	0	SOLE	0	4580	0	0
Ishares Msci Brazil Indx       	COM	EWZ            	322	5755	0	0	SOLE	0	5755	0	0
Wells Fargo & Co New           	COM	WFC            	234	6843	0	0	SOLE	0	6843	0	0
Chevron Corporation            	COM	CVX            	223	2060	0	0	SOLE	0	2060	0	0
Vanguard Variable Ann.         	COM	VVAMM.1        	222	2	0	0	SOLE	0	2	0	0
Quantum Cp Dlt & Storag        	COM	QTM            	198	159800	0	0	SOLE	0	159800	0	0
Hyperdynamics Corp             	COM	HDY            	6	10000	0	0	SOLE	0	10000	0	0
Cereplast Inc New              	COM	CERP           	1	40000	0	0	SOLE	0	40000	0	0
Tuffnell Ltd                   	COM	TUFF           	0	30000	0	0	SOLE	0	30000	0	0
Black Sea Minerals Inc         	COM	91939108	0	10000	0	0	SOLE	0	10000	0	0
North Star & Zale Inc          	COM	662554997	0	20000	0	0	SOLE	0	20000	0	0
North Star Strtgc Minerl       	COM	662586999	0	100000	0	0	SOLE	0	100000	0	0

